Combined and Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Cash flows from operating activities
Net income	$ 150,234	$ 101,937
Adjustments to reconcile net income to net cash and cash equivalents provided by operating activities:
Depreciation and amortization	4,206	1,678
Amortization of debt issuance costs	4,016	3,142
Provision for credit losses	1,670	2,637
Stock-based compensation	8,850	0
Deferred income tax	17,254	(1,420)
Changes in assets and liabilities:
Other assets	(1,186)	(19,762)
Accounts receivable	(355)	(3,428)
Accounts payable and accrued expenses	8,956	6,075
Net cash provided by operating activities	193,645	90,859
Cash flows from investing activities
Purchases of property and equipment, net	(645)	(449)
Net cash used in investing activities	(121,491)	(243,818)
Cash flow from financing activities
Proceeds from notes payable	681,790	747,887
Payments on notes payable	(694,872)	(567,719)
Payment of debt issuance costs	(8,012)	(6,868)
Dividends paid to stockholders	(47,942)	(20,000)
Proceeds from issuance of common stock	10,000	0
Net cash (used in) / provided by financing activities	(59,036)	153,300
Exchange rate effects on cash balances held in foreign currencies	(5,290)	495
Net (decrease) increase in cash and cash equivalents and restricted cash	7,828	838
Cash and cash equivalents and restricted cash, beginning of period	38,243	20,604
Cash and cash equivalents and restricted cash, end of period	46,071	21,442
Supplemental cash flow disclosures
Interest paid	73,168	52,045
Income taxes paid	6,832	6,195
New leases assumed	321	967
Deferred tax liability recognized in connection with reorganization	79,484	0
Investments in receivables, net
Cash flows from investing activities
Purchases of receivables, net	(451,531)	(365,322)
Collections applied to receivables	331,042	123,301
Credit card receivables
Cash flows from investing activities
Purchases of receivables, net	(20,054)	(23,689)
Collections applied to receivables	$ 19,697	$ 22,341